TAXES ON INCOME (Schedule of Deferred Tax Assets and Liabilities) (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Deferred tax assets:
Operating losses carry forwards	$ 6,033	$ 5,319
Reserves, tax allowances, capital losses carry forwards, operating lease and others	5,763	6,128
Total deferred taxes before valuation allowance	11,796	11,447
Valuation allowance	(6,137)	(5,049)
Deferred tax assets, net:	5,659	6,398
Deferred tax liabilities:
Property and equipment, intangible assets, operating lease and others	(2,447)	(2,361)
Undistributed earnings of subsidiaries	(154)
Deferred tax liabilities	(2,601)	(2,361)
Net deferred tax assets	3,058	4,037
Domestic [Member]
Deferred tax liabilities:
Net deferred tax assets	794	886
Foreign Tax Authority [Member]
Deferred tax liabilities:
Net deferred tax assets	$ 2,264	$ 3,151